Share-based compensation - Disclosure of key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards (Details) - PSU TSR	12 Months Ended
Dec. 31, 2021 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	41.00%
Risk-free rate	0.69%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 16.98
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 17.68